Tower Obligations - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2012 USD ($)	Dec. 31, 2017	Dec. 31, 2015 USD ($)
Tower Transaction
Sale Leaseback Transaction [Line Items]
Property subject to sale, number of units	7,100
Net proceeds, financing activities	$ 2,500
Property subject to failed sale leaseback transaction, number of units	6,200
Lessee leasing arrangements, operating leases, term of contract	10 years	10 years
Sale leaseback transaction, fixed-price purchase options	$ 2,000
Imputed interest rate, financial obligation	8.00%
Tower Transaction | Minimum
Sale Leaseback Transaction [Line Items]
Lessee leasing arrangements, operating leases, term of contract	23 years
Tower Transaction | Maximum
Sale Leaseback Transaction [Line Items]
Lessee leasing arrangements, operating leases, term of contract	37 years
Tower Transaction PTI
Sale Leaseback Transaction [Line Items]
Property subject to sale, number of units			600
Net proceeds, financing activities			$ 140
Property subject to failed sale leaseback transaction, number of units		200
Imputed interest rate, financial obligation			5.00%